Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Changes in the Company's asset retirement obligations
Beginning asset retirement obligations	$ 15,420	$ 11,951
Liabilities incurred during period	1,791	4,508
Liabilities settled during period	(375)	(588)
Revisions in estimated cash flows	2,622	(1,185)
Accretion expense	1,182	734
Ending asset retirement obligations	$ 15,420	$ 11,951	$ 20,640	$ 15,420
Less: current asset retirement obligations			(915)	(254)
Long-term asset retirement obligations			$ 19,725	$ 15,166